Average Annual Total Returns - FidelityActiveEquityETFs-ComboPRO - FidelityActiveEquityETFs-ComboPRO - Fidelity Small-Mid Cap Opportunities ETF	Nov. 29, 2023
Fidelity Small-Mid Cap Opportunities ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(16.43%)
Since Inception	1.24%	[1]
Fidelity Small-Mid Cap Opportunities ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(16.55%)
Since Inception	1.12%	[1]
Fidelity Small-Mid Cap Opportunities ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.65%)
Since Inception	0.95%	[1]
RS025
Average Annual Return:
Past 1 year	(18.37%)
Since Inception	(4.88%)	[1]

[1]	AFrom February 2, 2021.